CAPITAL (Details) - CRD IV transitional capital resources - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
CAPITAL (Details) - CRD IV transitional capital resources [Line Items]
Capital	£ 38,481	£ 44,299
Common Equity Tier 1 [member]
CAPITAL (Details) - CRD IV transitional capital resources [Line Items]
Capital	25,457	32,500
Additional Tier 1 [member]
CAPITAL (Details) - CRD IV transitional capital resources [Line Items]
Capital	5,937	5,220
Tier 2 [member]
CAPITAL (Details) - CRD IV transitional capital resources [Line Items]
Capital	£ 7,087	£ 6,579